UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                          FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: March 31, 2006

Check here if Amendment           [ ] Amendment Number:
This Amendment (Check only one ): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:    Bar Harbor Bank & Trust
Address: 82 Main Street, P.O. Box 400
         Bar Harbor, ME 04609-0400

13F File Number:    028-14045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:     Pam Curativo
Title:    Trust Operations Supervisor
Phone:    207-667-6925
Signature, Place, and Date of Signing:


Pam Curativo         Ellsworth, Maine       February 15, 2011

Bar Harbor Bank and Trust (the Bank) is a Maine financial institution and a wholly owned first tier subsidiary of Bar Harbor Bankshares (BHB).
Bar Harbor Trust Services (Trust Services) is a non-depository Maine trust company and is a wholly owned first tier subsidiary of the Bank and a second tier subsidiary of BHB. Trust Services has filed Form 13F-HR (Holdings Report) for the period covered by this report with respect to its security holdings as an institutional investment manager pursuant to Section 13(f) of the Securities Exchange Act. The Bank recently became aware that it is deemed to have investment discretion with its subsidiary, Trust Services, under Section
13(f) of the Securities Exchange Act. Therefore, the Bank is now filing this Form 13F-NT for the period set forth in this report.

Report Type (Check only one.):

[   ]          13F HOLDINGS REPORT.

[ X ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

13F File Number			Name

028-05715				Bar Harbor Trust Services